                                IBJ FUNDS TRUST

                         IBJ RESERVE MONEY MARKET FUND
                          IBJ CORE FIXED INCOME FUND
                             IBJ CORE EQUITY FUND
                         IBJ BLENDED TOTAL RETURN FUND
-------------------------------------------------------------------------------


Dear Shareholder:

  The annual report of the IBJ Funds Trust covers the year ended November 30, 1997. During the year certain funds' names were modified to better reflect their objectives. The Bond Fund became the Core Fixed Income Fund and the Growth and Income Fund became the Blended Total Return Fund. The funds' objectives did not change.

ECONOMIC COMMENTARY

  1997 was a year of solid economic growth, low inflation, and declining interest rates. Monetary policy was very stable despite a robust employment environment that fanned inflation fears. Fiscal policy was also quite favorable with the federal deficit having declined to its lowest level in 25 years and there are now expectations for a balanced budget if not surplus in 1998. The major cloud on the horizon comes from Asia where the surprising collapse of currencies, capital markets, and selected financial institutions has caused some concerns of decline in the growth of the global economy. In all probability 1998 should be a more modest year for the U.S. economy as well.

RESERVE MONEY MARKET FUND

  The Fund holds investments in high quality money market instruments of corporate, government and agency issuers. For the year, the total rate of return was 4.96% and the seven-day effective yield was 5.01%/1/ as of year end. This return tends to move with the general trend of Federal Reserve Monetary policy which has been fairly steady for much of the past year. Unless inflationary pressures increase the Fed is unlikely to raise interest rates in the near-term. Should the economy weaken significantly from present levels it is likely that interest rates would decline which will have a negative impact on return of the Fund.

CORE FIXED INCOME FUND

  The Fund holds a broad array of intermediate and longer term fixed income securities of corporate, government, and agency issuers and seeks to provide a high total rate of return from both current income and capital appreciation. For the year, the total rate of return was 7.20% which compares to 6.58% for the Morningstar Intermediate-Term Bond Index. The Fund benefitted from the modest decline in intermediate term interest rates during the period allowing for some gains from capital appreciation as well as interest income. During the year selected investments were made in high yield corporate bonds that added to the Fund's total rate of return.

-------
/1/ An investment in the fund is neither insured or guaranteed by the U.S.
    Government. Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable NAV of $1.00 per share.

CORE EQUITY FUND

  The Fund is invested in a broadly diversified portfolio of medium and large capitalization U.S. companies. For the year the total rate of return was 24.68% which compares to 23.87% for the Morningstar Large Cap Blend Index. The equity market has now rung up its third vintage year in a row as the favorable economic environment generated strong corporate profits which stimulated investor enthusiasm for stocks. In view of the very long term historical returns from equities in the vicinity of 11% - 12%, it is doubtful that the substantially above average returns we have seen over the past few years can continue at the same pace.

BLENDED TOTAL RETURN FUND

  The Fund is invested in a diversified mix of stocks, bonds, and money market instruments to provide returns from a combination of capital growth and current income. The Fund's total return for the year was 14.69% which compares to 14.65% for the Morningstar Domestic Hybrid Fund Index. Throughout much of the year the Fund maintained a somewhat conservative stance with regard to equity exposure relative to its peer group with stocks averaging about 50% of the portfolio. The Fund was able to remain competitive with its peer group through judicious stock selection and selected higher yielding corporate bond issues.

                                               Sincerely,


                                               /s/ Charles Porten

                                               Charles Porten
                                               Chief Investment Officer

This report, including the financial statements herein, is transmitted to the shareholders of the IBJ Funds Trust for their information. This is not a prospectus, circular or representation intended for the use in the purchase of shares of the Trust or any securities mentioned in this report. This material must be preceded by a prospectus.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

IBJ Funds Distributor, Inc. is the distributor of the Funds' shares.

                                                                           1/98

IBJ FUNDS TRUST (SERVICE CLASS)+

-------------------------------------------------------------------------------
CORE FIXED INCOME FUND

A $10,000 investment in the IBJ Core Fixed Income Fund, made on the inception date would have increased to $12,550 (as of November 30, 1997). The graph on the right shows how this compares to our benchmark over the same period. Total return for the Fund was 7.20%.*

The funds performance is compared to the Lehman Government/Corporate Bond Index, which reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 30 years, and investment grade corporate bonds with maturities of 1 to 30 years. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund administration fees. The performance of the IBJ Core Fixed Income Fund reflects the fees for these value added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

---- IBJ Core Fixed Income Fund Service Class Shares

---- Lehman Government/Corporate Bond Index

--------------------------------------------------------------------------------
          Label                     A                           B
--------------------------------------------------------------------------------
 Label                 IBJ Core Fixed Income Fund   Lehman Government/Corporate
                          Service Class Shares              Bond Index
--------------------------------------------------------------------------------
   1      2/1/95                  10000                       10000
--------------------------------------------------------------------------------
   2       3/95                   10320                       10301
--------------------------------------------------------------------------------
   3       6/95                   10780                       10969
--------------------------------------------------------------------------------
   4       9/95                   10931                       11179
--------------------------------------------------------------------------------
   5      12/95                   11359                       11700
--------------------------------------------------------------------------------
   6       3/96                   11133                       11426
--------------------------------------------------------------------------------
   7       6/96                   11130                       11480
--------------------------------------------------------------------------------
   8       9/96                   11286                       11682
--------------------------------------------------------------------------------
   9      12/96                   11612                       12039
--------------------------------------------------------------------------------
  10       3/97                   11513                       11935
--------------------------------------------------------------------------------
  11       6/97                   11903                       12370
--------------------------------------------------------------------------------
  12       9/97                   12313                       12803
--------------------------------------------------------------------------------
  13      11/97                   12550                       13077
--------------------------------------------------------------------------------

          Average Annual Total Return
            as of November 30, 1997

------------------------------------------------
                               Since Inception
                     1 Year       (2/1/95)
------------------------------------------------
 Premium Class       7.20%          8.35%
------------------------------------------------
 Service Class       7.20%          8.35%
------------------------------------------------

IBJ CORE EQUITY FUND

A $10,000 investment in the IBJ Core Equity Fund, made on the inception date would have increased to $20,151 (as of November 30, 1997). The graph on the right shows how this compares to our benchmark over the same period. Total return for the Fund was 24.68%.*

The funds performance is compared to the Standard & Poor's 500 Stock Index, which reflects the performance of U.S. stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund administration fees. The performance of the IBJ Core Equity Fund reflects the fees for these value added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

---- IBJ Core Equity Fund
     Service Class Shares

---- Standard & Poor's
     500 Stock Index

--------------------------------------------------------------------------------
          Label                     A                           B
--------------------------------------------------------------------------------
 Label                    IBJ Core Equity Fund          Standard & Poor's
                          Service Class Shares           500 Stock Index
--------------------------------------------------------------------------------
   1      2/1/95                  10000                       10000
--------------------------------------------------------------------------------
   2       3/95                   11730                       10695
--------------------------------------------------------------------------------
   3       6/95                   11390                       11715
--------------------------------------------------------------------------------
   4       9/95                   12400                       12645
--------------------------------------------------------------------------------
   5      12/95                   13135                       13406
--------------------------------------------------------------------------------
   6       3/96                   14276                       14125
--------------------------------------------------------------------------------
   7       6/96                   14496                       14758
--------------------------------------------------------------------------------
   8       9/96                   14900                       15215
--------------------------------------------------------------------------------
   9      12/96                   15846                       16482
--------------------------------------------------------------------------------
  10       3/97                   16173                       16925
--------------------------------------------------------------------------------
  11       6/97                   18265                       19877
--------------------------------------------------------------------------------
  12       9/97                   19779                       21366
--------------------------------------------------------------------------------
  13      11/97                   20151                       21608
--------------------------------------------------------------------------------

          Average Annual Total Return
            as of November 30, 1997

------------------------------------------------
                               Since Inception
                     1 Year       (2/1/95)
------------------------------------------------
 Premium Class       24.68%         28.06%
------------------------------------------------
 Service Class       24.68%         28.06%
------------------------------------------------

+Graphs for the Premium Class have been omitted as the only share activity has been reinvestment of dividends from initial capitalization.
*Without certain fee waivers, returns would have been lower.

--------------------------------------------------------------------------------

IBJ BLENDED TOTAL RETURN FUND

A $10,000 investment in the IBJ Blended Total Return Fund, made on the inception date would have increased to $15,808 (as of November 30, 1997). The graph on the right shows how this compares to our benchmark over the same period. Total return for the Fund was 14.69%.*

The funds performance is compared to the Lehman Government/Corporate Bond Index, which reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 30 years, and investment grade corporate bonds with maturities of 1 to 30 years, and the Standard & Poor's 500 Stock Index, which reflects the performance of U.S. stock market as a whole. The indices are unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund administration fees. The performance of the IBJ Blended Total Return Fund reflects the fees for these value added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

---- IBJ Blended Total Return Fund
     Service Class Shares

---- Lehman Government/Corporate Bond Index

---- Standard & Poor's 500 Stock Index

--------------------------------------------------------------------------------------------
          Label                  A                         B                      C
--------------------------------------------------------------------------------------------
 Label                   IBJ Blended Total              Lehman            Standard & Poor's
                            Return Fund          Government/Corporate      500 Stock Index
                        Service Class Shares         Bond Index
--------------------------------------------------------------------------------------------
   1      2/1/95               10000                     10000                  10000
--------------------------------------------------------------------------------------------
   2       3/95                10540                     10301                  10695
--------------------------------------------------------------------------------------------
   3       6/95                11100                     10969                  11715
--------------------------------------------------------------------------------------------
   4       9/95                11657                     11179                  12645
--------------------------------------------------------------------------------------------
   5      12/95                12222                     11700                  13406
--------------------------------------------------------------------------------------------
   6       3/96                12674                     11426                  14125
--------------------------------------------------------------------------------------------
   7       6/96                12807                     11480                  14758
--------------------------------------------------------------------------------------------
   8       9/96                13049                     11682                  15215
--------------------------------------------------------------------------------------------
   9      12/96                13620                     12039                  16482
--------------------------------------------------------------------------------------------
  10       3/97                13662                     11935                  16925
--------------------------------------------------------------------------------------------
  11       6/97                14798                     12370                  19877
--------------------------------------------------------------------------------------------
  12       9/97                15807                     12803                  21366
--------------------------------------------------------------------------------------------
  13      11/97                15808                     13077                  21608
--------------------------------------------------------------------------------------------

          Average Annual Total Return
            as of November 30, 1997

------------------------------------------------
                               Since Inception
                     1 Year       (2/1/95)
------------------------------------------------
 Premium Class       14.69%        17.55%
------------------------------------------------
 Service Class       14.69%        17.55%
------------------------------------------------

+Graphs for the Premium Class have been omitted as the only share activity has been reinvestment of dividends from initial capitalization.
*Without certain fee waivers, returns would have been lower.

IBJ FUNDS TRUST
IBJ RESERVE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                      Yield to
                                      Maturity
                                     at Time of                      Amortized
  Credit                             Purchase/  Maturity  Shares/      Cost
 Ratings*                              Coupon     Date   Principal   (Note 2)
 --------                            ---------- -------- ---------- -----------
          COMMERCIAL PAPER--68.39%
   A1/P1  American Express Credit.      5.64%     1/7/98 $1,300,000 $ 1,292,612
   A1/P1  Bell Atlantic...........      5.65%   12/22/97  1,200,000   1,196,115
   A1/P1  Brown-Forman............      5.64%   12/10/97  1,200,000   1,198,341
  A1+/P1  Campbell................      5.57%    12/9/97  1,000,000     998,786
  A1+/P1  Cargill, Inc............      5.72%     1/9/98  1,200,000   1,192,720
   A1/P1  Daimler-Benz N.A. Corp..      5.80%    1/16/98  1,200,000   1,191,275
  A1+/P1  General Electric Capital
          Corp....................      5.82%    1/16/98  1,200,000   1,191,260
   A1/P1  General Mills...........      5.65%   12/11/97  1,220,000   1,218,119
   A1/P1  IBM Credit Corp.........      5.78%    1/23/98  1,200,000   1,189,983
   A1/P1  National Rural Electric.      5.77%    1/15/98  1,200,000   1,191,525
   A1/P1  Sony Capital............      5.65%    12/4/97  1,200,000   1,199,445
  A1+/P1       Toyota Motor Credit
          Corp....................      5.75%    2/27/98  1,200,000   1,183,456
   A1/P1  Toys R Us...............      5.66%    12/4/97  1,200,000   1,199,444
   A1/P1  Weyerhauser Real Estate.      5.65%    12/5/97  1,200,000   1,199,261
   A1/P1  Xerox Credit Corp.......      5.61%    12/2/97  1,000,000     999,847
                                                                    -----------
          TOTAL COMMERCIAL PAPER..                                   17,642,189
                                                                    -----------
          U.S. GOVERNMENT AGENCIES--29.37%
 AAA/Aaa  FFCB....................      5.58%    1/13/98  1,000,000     993,478
 AAA/Aaa  FHLB--Fltr..............      5.70%    5/12/98  2,000,000   2,000,181
 AAA/Aaa  FMC.....................      5.51%    12/5/97  1,500,000   1,499,098
 AAA/Aaa  FNMA....................      5.55%   12/11/97  1,200,000   1,198,183
 AAA/Aaa  FNMA....................      5.57%    1/15/98  1,900,000   1,886,996
                                                                    -----------
             TOTAL U.S. GOVERNMENT
          AGENCIES................                                    7,577,936
                                                                    -----------
          SHORT-TERM INVESTMENTS--2.52%
          TempCash Provident Money
          Market Investment Fund..       N/R         N/A    650,539     650,539
                                                                    -----------
                  TOTAL SHORT-TERM
          INVESTMENTS.............                                      650,539
                                                                    -----------
               TOTAL INVESTMENTS--
                   (AMORTIZED COST
          $25,870,664)(A) 100.28%.                                   25,870,664
            LIABILITIES, IN EXCESS
          OF OTHER ASSETS--(.28%).                                      (73,387)
                                                                    -----------
          NET ASSETS--100.00%.....                                  $25,797,277
                                                                    ===========

*See pg. 14 for Credit Ratings Summary.
(a) Cost for book and tax purposes is the same.

FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                 Yield to
                                                 Maturity
                                                at Time of
  Credit                                        Purchase/                          Value
 Ratings* Principal                               Coupon   Maturity    Cost      (Note 2)
 -------- ----------                            ---------- -------- ----------- -----------
                     U.S. GOVERNMENT AGENCIES--8.17%
 AAA/aaa  $  650,000 Federal Farm Credit MTN.      6.32%     9/9/02 $   649,797 $   655,478
 AAA/aaa      11,934 FHLMC Pool # 285113.....      7.50%     2/1/17      11,664      12,156
 AAA/aaa     606,174 FNMA Pool # 358604......      8.00%    11/1/26     622,509     626,614
 AAA/aaa     500,000 FNMA ...................      6.54%    10/3/05     508,826     511,615
 AAA/aaa     750,000 FNMA....................      6.70%    6/19/07     759,974     779,025
                                                                    ----------- -----------
                        TOTAL U.S. GOVERNMENT
                     AGENCIES................                         2,552,770   2,584,888
                                                                    ----------- -----------
                     U.S. GOVERNMENT OBLIGATIONS--3.60%
 AAA/aaa     379,280 GNMA Pool # 423877......      8.00%    7/15/26     386,985     392,316
 AAA/aaa     399,684 GNMA Pool # 432232......      8.00%    1/15/27     407,803     413,338
 AAA/aaa     154,555 GNMA Pool # 445081......      8.00%    1/15/27     157,694     159,864
 AAA/aaa      53,580 GNMA Pool # 102627......     13.00%    6/15/14      59,767      60,495
 AAA/aaa      72,400 GNMA Pool # 115224......     13.00%   11/15/14      80,704      81,796
 AAA/aaa      24,412 GNMA Pool # 120883......     13.00%   12/15/14      27,199      27,531
 AAA/aaa       2,292 GNMA Pool # 39821.......     13.00%    4/15/10       2,485       2,570
                                                                    ----------- -----------
                        TOTAL U.S. GOVERNMENT
                     OBLIGATIONS.............                         1,122,637   1,137,910
                                                                    ----------- -----------
                     U.S. TREASURY OBLIGATIONS--38.72%
 AAA/aaa   1,000,000 Bonds...................     6.875%    8/15/25   1,053,638   1,100,810
 AAA/aaa   1,250,000 Bonds...................      7.25%    8/15/22   1,249,431   1,426,050
 AAA/aaa   1,500,000 Bonds...................     6.625%    2/15/27   1,568,527   1,607,775
 AAA/aaa   1,250,000 Notes...................      6.75%    4/30/00   1,268,066   1,276,288
 AAA/aaa   1,500,000 Notes...................      6.50%   10/15/06   1,554,924   1,559,355
 AAA/aaa   1,500,000 Notes...................     6.625%    4/30/02   1,505,112   1,542,990
 AAA/aaa   1,500,000 Notes...................     6.875%    5/15/06   1,540,154   1,595,250
 AAA/aaa   2,000,000 Notes...................      7.00%    7/15/06   2,077,030   2,144,180
                                                                    ----------- -----------
                          TOTAL U.S. TREASURY
                     OBLIGATIONS.............                        11,816,882  12,252,698
                                                                    ----------- -----------
                     CORPORATE OBLIGATIONS--46.21%
                     AEROSPACE/DEFENSE--1.21%
    BBB1     365,000 Lockheed Martin Corp....      7.25%    5/15/06     371,775     383,250
                                                                    ----------- -----------
                     AUTOMOBILES--1.74%
      A3     400,000 General Motors
                     Acceptance Corp. Notes..      7.00%     3/1/00     401,488     406,500
      A3     131,000 General Motors
                     Acceptance Corp. Notes..      9.00%   10/15/02     143,049     145,410
                                                                    ----------- -----------
                                                                        544,537     551,910
                                                                    ----------- -----------
                     BANKING--1.50%
      A1     200,000 BankAmerica Corp. MTN...     7.125%    5/12/05     201,996     206,250
      A3     250,000 Bankers Trust NY Corp...      9.50%    6/14/00     265,354     267,813
                                                                    ----------- -----------
                                                                        467,350     474,063
                                                                    ----------- -----------
                     CHEMICALS--0.55%
      A3     175,000 Eastman Chemical........     6.375%    1/15/04     175,000     173,906
                                                                    ----------- -----------
                     DURABLE GOODS--0.88%
     BB2     250,000 Whirlpool Corp. Debs....      9.00%     3/1/03     256,507     277,188
                                                                    ----------- -----------

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)--NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                Yield to
                                                Maturity
                                               at Time of
  Credit                                       Purchase/                          Value
 Ratings* Principal                              Coupon   Maturity    Cost      (Note 2)
 -------- ---------                            ---------- -------- ----------- -----------
                    ENTERTAINMENT--0.17%
    BB1   $  55,000 Time Warner Inc.........       7.45%    2/1/98 $    55,118 $    55,138
                                                                   ----------- -----------
                    FINANCIAL SERVICES--4.38%
    AA3     350,000 Associates Corp. N.A.
                    Sr. Notes...............       7.50%   4/15/02     351,375     364,875
     A1     385,000 Commercial Credit Co.
                    Notes...................      6.875%    5/1/02     388,798     393,663
     A1     319,000 Dean Witter Discovery &
                    Co......................      6.875%    3/1/03     319,303     324,184
     A3     270,000 Lehman Brothers
                    Holdings................       8.50%    5/1/07     287,555     303,750
                                                                   ----------- -----------
                                                                     1,347,031   1,386,472
                                                                   ----------- -----------
                    FOOD--1.12%
   BBB2     350,000 Nabisco, Inc. Notes.....       6.85%   6/15/05     356,174     353,063
                                                                   ----------- -----------
                    FOREST PRODUCTS & PAPER--1.06%
   BBB2     325,000 Champion International
                    Corp. Sr. Notes.........       7.70%  12/15/99     332,569     334,344
                                                                   ----------- -----------
                    INDUSTRIAL GOODS & SERVICES--11.51%
     B1     636,000 American Standard Sr.
                    Notes...................      9.875%    6/1/01     662,754     660,645
    BB2     250,000 Freeport McMoran........       8.75%   2/15/04     258,875     261,250
   BBB3     150,000 Panamerican Beverage,
                    Inc. Sr. Notes..........      8.125%    4/1/03     150,519     155,812
    BB2     250,000 Rohr Industries.........       9.25%    3/1/17     260,346     258,750
     NR     200,000 Rowan Companies.........     11.875%   12/1/01     208,542     212,000
    BB2     250,000 Scotts Co...............      9.875%    8/1/04     270,111     269,063
   BBB3     200,000 USG Corp. Debs..........       9.25%   9/15/01     212,012     214,750
   BBB3     350,000 USG Corp. Debs..........       8.75%    3/1/17     362,330     367,938
    BB2     500,000 Westinghouse Electric
                    Notes...................       9.30%    6/7/99     517,957     518,125
    BB2     250,000 Westinghouse Electric
                    Notes...................       9.40%   1/31/01     266,112     267,188
    BB3     200,000 Westpoint Stevens, Inc.
                    Sr. Notes...............       8.75%  12/15/01     207,431     206,500
   BBB1     250,000 WMX Technologies........      8.125%    2/1/98     250,670     250,790
                                                                   ----------- -----------
                                                                     3,627,659   3,642,811
                                                                   ----------- -----------
                    MACHINES--0.69%
   BBB1     210,000 Case Corp...............       7.25%    8/1/05     212,797     216,825
                                                                   ----------- -----------
                    METALS--0.85%
    BB3     250,000 AK Steel Corp...........      10.75%    4/1/04     270,165     268,125
                                                                   ----------- -----------
                    OIL/GAS--3.15%
    AA1     250,000 Amoco Canada Petroleum
                    Co. Debs................       7.95%   10/1/22     258,839     272,812
    BB3     251,000 Clark Oil Refinery Sr.
                    Notes...................      10.50%   12/1/01     257,714     259,471
    BB3     250,000 Gulf Canada Resources
                    Ltd. Sub. Notes.........      9.625%    7/1/05     269,891     271,250
   BBB1     190,000 Union Oil of California.       6.70%  10/15/07     187,976     192,138
                                                                   ----------- -----------
                                                                       974,420     995,671
                                                                   ----------- -----------
                    TRANSPORTATION--4.38%
   BBB2     431,000 Canadian National
                    Railway Notes...........       7.00%   3/15/04     429,992     438,003
   BBB2     140,000 Canadian Pacific Notes..      6.875%   4/15/03     141,325     142,275
     A2     350,000 Conrail Inc., Notes.....       6.86%  12/31/07     344,435     355,309
   BBB2     300,000 CSX Corp. Notes.........       7.00%   9/15/02     299,280     306,750

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)--NOVEMBER 30, 1997

-------------------------------------------------------------------------------

                                                 Yield to
                                                 Maturity
                                                at Time of
  Credit   Shares/                              Purchase/                          Value
 Ratings* Principal                               Coupon   Maturity    Cost      (Note 2)
 -------- ----------                            ---------- -------- ----------- -----------
   BBB2   $  140,000 Union Pacific Corp......     7.375%   5/15/01  $   144,115 $   144,200
                                                                    ----------- -----------
                                                                      1,359,147   1,386,537
                                                                    ----------- -----------
                     UTILITIES--13.03%
    BB1      325,000 California Energy Notes.     10.25%   1/15/04      349,079     352,219
     A3      350,000 Central Power & Light
                     Notes...................     6.875%    2/1/03      357,327     357,875
    BB1      295,000 Connecticut Light &
                     Power Notes.............      7.25%    7/1/99      293,889     298,688
   BBB2      284,000 Consumer Energy Co.
                     Notes...................     6.875%    5/1/98      284,000     284,710
   BBB1      150,000 Duquesne Light..........     8.375%   5/15/24      156,337     158,250
     A2      250,000 Hydro-Quebec MTN........      8.59%   8/22/01      251,022     267,187
     A2      285,000 Hydro-Quebec MTN........      9.41%   3/23/00      301,674     303,168
   BBB2      300,000 Illinois Power Notes....      6.50%    8/1/03      301,364     301,500
   BBB1      300,000 Jersey Central Power &
                     Light Notes.............     7.125%   10/1/04      307,375     306,375
    AA3      400,000 National Rural Utilities
                     Notes...................      6.50%   9/15/02      401,861     403,500
   BBB2      400,000 New Orleans Public
                     Service, Inc. Notes.....      8.00%    3/1/06      396,653     423,000
    BB2      551,000 Niagara Mohawk Power....      6.50%    8/1/98      550,689     548,934
    BB2       10,000 Niagara Mohawk Power....      9.25%   10/1/01       10,693      10,688
    BB2      100,000 Niagara Mohawk Power....      9.50%    6/1/00      105,580     105,500
                                                                    ----------- -----------
                                                                      4,067,543   4,121,594
                                                                    ----------- -----------
                              TOTAL CORPORATE
                     OBLIGATIONS.............                        14,417,792  14,620,897
                                                                    ----------- -----------
                     COMMERCIAL PAPER--1.57%
     A2      500,000 Union Pacific 5.97%.....              1/12/98      496,517     496,517
                                                                    ----------- -----------
                     SHORT-TERM INVESTMENTS--1.63%
             514,820 TempCash Provident Money
                     Market Investment Fund..                           514,820     514,820
                                                                    ----------- -----------
                          TOTAL INVESTMENTS--
                     99.89% (A)..............                       $30,921,418  31,607,730
                                                                    ===========
                       CASH AND OTHER ASSETS,
                         NET OF LIABILITIES--
                     0.11%...................                                        33,930
                                                                                -----------
                     NET ASSETS--100.00%.....                                   $31,641,660
                                                                                ===========

*See page 14 for Credit Ratings Summary.
(a)Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting by approximately $6,708:

      Unrealized appreciation......................................... $694,410
      Unrealized depreciation.........................................  (14,806)
                                                                       --------
      Net unrealized appreciation..................................... $679,604
                                                                       ========

Debs.--Debentures
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Note
Sr.--Senior Notes
Sub.--Subordinate Notes


                See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                                                                       VALUE
 SHARES                                                    COST       (NOTE 2)
 ------                                                 ----------- ------------
         COMMON STOCKS--96.85%
         AEROSPACE/DEFENSE--1.23%
  22,800 AlliedSignal, Inc...........................   $   527,227 $    846,450
   8,000 Raytheon Co.................................       315,093      447,500
                                                        ----------- ------------
                                                            842,320    1,293,950
                                                        ----------- ------------
         AUTO MANUFACTURERS--0.82%
  20,000 Ford Motor Co...............................       859,700      860,000
                                                        ----------- ------------
         BANKING--5.49%
  31,800 NationsBank Corp............................       757,499    1,909,987
  33,200 Signet Banking Corp.........................       813,181    1,790,725
   6,800 Wells Fargo & Co............................     1,937,023    2,089,300
                                                        ----------- ------------
                                                          3,507,703    5,790,012
                                                        ----------- ------------
         BEVERAGES--2.09%
  59,600 PepsiCo, Inc................................     1,712,302    2,197,750
                                                        ----------- ------------
         CHEMICALS--5.90%
  32,800 Air Products & Chemical, Inc................     2,059,653    2,515,350
  43,000 Monsanto Co.................................       733,714    1,878,563
  53,700 Morton International, Inc...................     1,614,592    1,829,156
                                                        ----------- ------------
                                                          4,407,959    6,223,069
                                                        ----------- ------------
         COMMERCIAL SERVICES--0.97%
  40,000 Trigon Healthcare*..........................     1,057,808    1,025,000
                                                        ----------- ------------
         COMPUTERS--0.69%
  20,000 3 Com Corp.*................................       703,344      725,000
                                                        ----------- ------------
         ELECTRONICS--11.12%
 100,000 Coltec Industries, Inc.*....................     2,025,310    2,331,250
  32,000 General Electric Co.........................       816,000    2,360,000
  16,000 Hewlett-Packard Co..........................       409,500      977,000
  45,000 Molex, Inc..................................     1,165,960    1,712,813
  14,000 Motorola, Inc...............................       837,823      880,250
  15,000 Parker-Hannifin Corp........................       672,765      667,500
  15,000 SCI Systems, Inc.*..........................       645,050      687,188
  70,000 Westinghouse Electric Corp.*................     1,911,970    2,100,000
                                                        ----------- ------------
                                                          8,484,378   11,716,001
                                                        ----------- ------------
         ENTERTAINMENT--3.41%
  30,000 Time Warner, Inc............................     1,338,150    1,747,500
  19,400 The Walt Disney Co..........................     1,174,123    1,841,788
                                                        ----------- ------------
                                                          2,512,273    3,589,288
                                                        ----------- ------------
         ENVIRONMENTAL CONTROL--1.34%
  45,000 United States Filter Corp.*.................     1,529,830    1,411,875
                                                        ----------- ------------
         FINANCIAL SERVICES--2.18%
  18,200 Household International, Inc................       812,135    2,293,200
                                                        ----------- ------------

                                                                       VALUE
 SHARES                                                    COST       (NOTE 2)
 ------                                                 ----------- ------------
        FOOD--6.95%
 50,000 Nabisco Holdings.............................   $ 1,442,647 $  2,331,250
 41,300 Sara Lee Corp................................     1,148,637    2,183,738
 63,000 Sysco Corp...................................     2,023,934    2,807,438
                                                        ----------- ------------
                                                          4,615,218    7,322,426
                                                        ----------- ------------
        HOUSEHOLD PRODUCTS--1.90%
 30,000 Colgate-Palmolive Co.........................       928,125    2,004,375
                                                        ----------- ------------
        INSURANCE--1.94%
 20,250 American International Group, Inc............       917,980    2,041,453
                                                        ----------- ------------
        MACHINES--0.95%
 15,000 Dover Corp...................................       460,325    1,005,938
                                                        ----------- ------------
        MANUFACTURING--1.83%
 20,000 Dexter Corp..................................       802,400      796,250
 50,000 Mark IV Industries, Inc......................     1,192,063    1,131,250
                                                        ----------- ------------
                                                          1,994,463    1,927,500
                                                        ----------- ------------
        MEDICAL--1.27%
 45,300 Columbia/HCA Healthcare Corp.................     1,242,265    1,336,350
                                                        ----------- ------------
        METALS--1.47%
 19,000 Aluminum Co. of America......................       763,562    1,277,750
 15,000 Worthington Industries, Inc..................       299,500      271,875
                                                        ----------- ------------
                                                          1,063,062    1,549,625
                                                        ----------- ------------
        OIL/GAS--9.49%
 15,000 Apache Corp..................................       568,924      551,250
 24,600 Atlantic Richfield Co........................     1,306,875    2,004,900
 27,000 Exxon Corp...................................     1,681,170    1,647,000
 30,000 Mobil Corp...................................     1,338,760    2,158,125
 40,400 Noble Affiliates, Inc........................     1,580,257    1,499,850
 53,800 Unocal Corp..................................     2,175,257    2,141,912
                                                        ----------- ------------
                                                          8,651,243   10,003,037
                                                        ----------- ------------
        PACKAGING & CONTAINERS--1.19%
 22,000 Sealed Air Corp.*............................     1,169,120    1,251,250
                                                        ----------- ------------
        PHARMACEUTICAL--4.95%
 38,600 Alza Corp.*..................................     1,107,121    1,030,138
  1,930 Crescendo Pharmaceuticals*...................        22,195       22,074
 26,000 Pfizer, Inc..................................       695,319    1,891,500
 37,000 R.P. Scherer Corp.*..........................     2,174,577    2,268,563
                                                        ----------- ------------
                                                          3,999,212    5,212,275
                                                        ----------- ------------
        RETAIL--9.68%
 48,300 Costco Cos., Inc.*...........................       682,237    2,140,294

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)--NOVEMBER 30, 1997

-------------------------------------------------------------------------------

                                                                       VALUE
 SHARES                                                    COST       (NOTE 2)
 ------                                                 ----------- ------------
        RETAIL--CONTINUED
 13,105 CVS Corp.....................................   $   347,044 $    869,844
 80,000 Fred Meyer, Inc.*............................     1,667,140    2,710,000
 73,000 Kroger Co.*..................................     1,077,885    2,513,938
 30,000 Lowe's Companies.............................     1,383,048    1,378,125
 10,000 Nordstrom, Inc...............................       615,313      590,000
                                                        ----------- ------------
                                                          5,772,667   10,202,201
                                                        ----------- ------------
        SEMICONDUCTORS--1.56%
 47,500 Xilinx, Inc.*................................     1,596,214    1,641,719
                                                        ----------- ------------
        TECHNOLOGY--1.58%
 66,800 International Game Technology................     1,194,678    1,670,000
                                                        ----------- ------------
        TELECOMMUNICATIONS--8.77%
 55,000 Cincinnati Bell, Inc.........................     1,482,675    1,622,500
 86,199 360 Communications Co.*......................     1,821,943    1,659,331
 14,936 Lucent Technologies, Inc.....................       789,500    1,196,747
 35,300 SBC Communications, Inc......................     1,541,117    2,570,281
 37,400 Sprint Corp..................................     1,012,070    2,190,237
                                                        ----------- ------------
                                                          6,647,305    9,239,096
                                                        ----------- ------------
        TEXTILES/APPAREL--0.67%
 14,400 Jones Apparel Group, Inc.*...................       171,000      702,000
                                                        ----------- ------------

  SHARES/                                                             VALUE
 PRINCIPAL                                                COST       (NOTE 2)
 ----------                                            ----------- ------------
            TOBACCO--1.59%
     38,600 Philip Morris Cos., Inc.................   $ 1,371,496 $  1,679,100
                                                       ----------- ------------
            TRANSPORTATION--2.97%
     50,000 Kansas City Southern Industries, Inc....       730,734    1,543,750
     50,000 Norfolk Southern Corp. .................     1,346,043    1,590,624
                                                       ----------- ------------
                                                         2,076,777    3,134,374
                                                       ----------- ------------
            UTILITIES--2.87%
     25,000 Cinergy Corp............................       785,956      890,623
     41,100 Duke Power Co...........................     1,754,569    2,137,200
                                                       ----------- ------------
                                                         2,540,525    3,027,823
                                                       ----------- ------------
            TOTAL COMMON STOCKS.....................    72,841,427  102,075,687
                                                       ----------- ------------
            DISCOUNT NOTES--.95%
 $1,000,000 Japan Airline Dn 12/10/97...............       998,550      998,550
                                                       ----------- ------------
            SHORT-TERM INVESTMENTS--4.03%
  4,250,237 TempCash Provident Money Market
             Investment Fund........................     4,250,238    4,250,238
                                                       ----------- ------------
            TOTAL INVESTMENTS--101.83%(A)...........   $78,090,215  107,324,475
                                                       ===========
            LIABILITIES IN EXCESS OF OTHER ASSETS--
             (1.83%)................................                (1,924,035)
                                                                   ------------
            NET ASSETS--100.00%.....................               $105,400,440
                                                                   ============

* Denotes non-income producing security.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting by approximately $4,360:

      Unrealized appreciation...................................... $30,182,716
      Unrealized depreciation......................................    (952,816)
                                                                    -----------
      Net unrealized appreciation.................................. $29,229,900
                                                                    ===========

                See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 1997

--------------------------------------------------------------------------------

  SHARES/
 PRINCIPAL                                                  COST        VALUE
 ---------                                               ----------- -----------
           COMMON STOCKS--51.00%
           AUTO MANUFACTURERS--0.87%
  12,500   Ford Motor Co..............................   $   538,887 $   537,500
                                                         ----------- -----------
           BANKING--2.14%
   6,000   BankAmerica Corp...........................       321,774     438,000
  11,800   First American Corp........................       212,262     584,100
   5,000   NationsBank Corp...........................       130,110     300,313
                                                         ----------- -----------
                                                             664,146   1,322,413
                                                         ----------- -----------
           BEVERAGES--0.74%
  12,500   PepsiCo, Inc...............................       351,458     460,937
                                                         ----------- -----------
           CHEMICALS--1.75%
   7,000   Air Products & Chemicals, Inc..............       461,244     536,813
  16,000   Morton International, Inc..................       465,808     545,000
                                                         ----------- -----------
                                                             927,052   1,081,813
                                                         ----------- -----------
           COMMERCIAL SERVICES--0.72%
  17,500   Trigon Healthcare, Inc.*...................       465,064     448,437
                                                         ----------- -----------
           COMPUTERS--1.22%
  13,000   Bay Networks, Inc*.........................       415,098     390,812
  10,000   3 Com Corp.*...............................       353,688     362,500
                                                         ----------- -----------
                                                             768,786     753,312
                                                         ----------- -----------
           ELECTRONICS--6.40%
  20,000   Allen Group, Inc.*.........................       476,780     406,250
  25,000   AMETEK, Inc................................       457,211     593,750
  50,000   Coltec Industries, Inc.*...................     1,038,581   1,165,625
   9,000   General Electric Co........................       276,750     663,750
  15,000   SCI Systems, Inc.*.........................       755,315     687,188
  10,000   Parker-Hannifin Corp.......................       447,963     445,000
                                                         ----------- -----------
                                                           3,452,600   3,961,563
                                                         ----------- -----------
           ENTERTAINMENT--0.94%
  10,000   Time Warner, Inc...........................       469,575     582,500
                                                         ----------- -----------
           ENVIRONMENTAL--0.76%
  15,000   United States Filter Corp.*................       500,865     470,625
                                                         ----------- -----------
           FOOD--2.95%
  13,000   Nabisco Holdings Corp.
            Class A...................................       360,946     606,125
  13,000   Sara Lee Corp..............................       440,765     687,375
  12,000   Sysco Corp.................................       376,580     534,750
                                                         ----------- -----------
                                                           1,178,291   1,828,250
                                                         ----------- -----------
           HEALTH CARE--0.65%
   8,000   Baxter International, Inc..................       344,960     405,000
                                                         ----------- -----------
           INDUSTRIAL GOODS & SERVICES--0.73%
  15,000   Westinghouse Electric Corp.*...............       367,710     450,000
                                                         ----------- -----------

  SHARES/
 PRINCIPAL                                                  COST        VALUE
 ---------                                               ----------- -----------
           LODGING--0.75%
  15,000   Hilton Hotels..............................   $   451,050 $   466,875
                                                         ----------- -----------
           HOUSEHOLD PRODUCTS--0.65%
   6,000   Colgate-Palmolive Co.......................       251,376     400,875
                                                         ----------- -----------
           INSURANCE--2.83%
   6,000   American International
            Group, Inc................................       271,987     604,875
   3,200   General Re Corp............................       500,894     635,200
   5,000   Progressive Corp.-Ohio.....................       423,620     510,000
                                                         ----------- -----------
                                                           1,196,501   1,750,075
                                                         ----------- -----------
           METALS--0.49%
   4,500   Aluminum Co. of America....................       321,030     302,625
                                                         ----------- -----------
           MISCELLANEOUS MANUFACTURING--1.69%
  12,000   Dexter Corp................................       487,075     477,750
  25,000   Mark IV Industries, Inc....................       618,828     565,625
                                                         ----------- -----------
                                                           1,105,903   1,043,375
                                                         ----------- -----------
           OIL/GAS--4.74%
  10,000   Exxon Corp.................................       493,431     610,000
   7,000   Mobil Corp.................................       349,191     503,563
  16,000   Noble Affiliates, Inc......................       718,060     594,000
  10,000   Triton Energy Ltd.*........................       441,775     350,000
  22,000   Unocal Corp................................       884,978     875,875
                                                         ----------- -----------
                                                           2,887,435   2,933,438
                                                         ----------- -----------
           PACKAGING AND CONTAINERS--1.19%
  13,000   Sealed Air Corp.*..........................       660,005     739,375
                                                         ----------- -----------
           PHARMACEUTICAL--2.33%
   8,000   Pfizer, Inc................................       168,710     582,000
  14,000   R.P. Scherer Corp.*........................       724,154     858,375
                                                         ----------- -----------
                                                             892,864   1,440,375
                                                         ----------- -----------
           RETAIL--7.38%
  20,000   Costco Cos., Inc.*.........................       281,625     886,250
  38,000   Fred Meyer, Inc.*..........................       750,692   1,287,250
  30,000   Kroger Co.*................................       443,071   1,033,125
  15,000   Lowe's Cos.................................       662,310     689,063
  22,000   Proffitts, Inc.*...........................       535,899     672,375
                                                         ----------- -----------
                                                           2,673,597   4,568,063
                                                         ----------- -----------
           SEMICONDUCTORS--0.70%
  12,500   Xilinx, Inc.*..............................       447,550     432,030
                                                         ----------- -----------
           TECHNOLOGY--0.81%
  20,000   International Game
            Technology................................       352,700     500,000
                                                         ----------- -----------

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)--NOVEMBER 30, 1997

--------------------------------------------------------------------------------

  SHARES/
 PRINCIPAL                                                  COST        VALUE
 ---------                                               ----------- -----------
           TELECOMMUNICATIONS--3.64%
  37,500   360 Communications Co.*....................   $   812,006 $   721,875
  23,000   Cincinnati Bell, Inc.......................       584,060     678,500
  20,000   DSC Communications*........................       577,500     451,250
   5,000   Lucent Technologies, Inc...................       230,056     400,625
                                                         ----------- -----------
                                                           2,203,622   2,252,250
                                                         ----------- -----------
           TOBACCO--0.63%
   9,000   Philip Morris Cos., Inc....................       386,788     391,500
                                                         ----------- -----------
           TRANSPORTATION--1.59%
  15,000   Norfolk Southern Corp......................       404,947     477,188
  30,000   Rollins Truck Leasing Corp.................       382,473     508,125
                                                         ----------- -----------
                                                             787,420     985,313
                                                         ----------- -----------
           UTILITIES--ELECTRIC--0.95%
  15,000   CMS Energy Corp............................       506,957     590,625
                                                         ----------- -----------
           UTILITIES--GAS--0.74%
  12,500   People's Energy Corp.......................       423,830     457,812
                                                         ----------- -----------
           TOTAL COMMON STOCKS........................    25,578,022  31,556,956
                                                         ----------- -----------
           PREFERRED STOCKS--0.79%
  12,500   Laidlaw One, Inc...........................       629,781     487,500
                                                         ----------- -----------

  CREDIT   SHARES/
 RATINGS* PRINCIPAL                                        COST        VALUE
 -------- ----------                                    ----------- -----------
                     U.S. GOVERNMENT AGENCIES--0.81%
   AAA    $  500,000 FHLB 6.07%, 06/30/03............   $   491,068 $   499,105
   AAA           500 FNMA 6.50%, 08/25/04............           466         502
                                                        ----------- -----------
                     TOTAL U.S. GOVERNMENT AGENCIES..       491,534     499,607
                                                        ----------- -----------
                     U.S. GOVERNMENT OBLIGATIONS--0.14%
   AAA        20,982 GNMA Pool
                     # 102470........................        23,333      23,661
   AAA        54,548 GNMA Pool # 55056...............        60,651      61,590
                                                        ----------- -----------
                     TOTAL U.S. GOVERNMENT
                     OBLIGATIONS.....................        83,984      85,251
                                                        ----------- -----------
                     U.S. TREASURY OBLIGATIONS--14.89%
   AAA     2,000,000 Bonds 6.625%, 02/15/27..........     2,068,417   2,143,700
   AAA     1,500,000 Notes 6.50%, 05/15/05...........     1,521,007   1,553,550

  CREDIT   SHARES/
 RATINGS* PRINCIPAL                                        COST        VALUE
 -------- ----------                                    ----------- -----------
    AAA   $1,750,000 Notes 6.375%, 03/31/01..........   $ 1,765,741 $ 1,777,265
    AAA    1,500,000 Notes 6.875%, 5/15/06...........     1,553,166   1,595,250
    AAA    2,000,000 Notes 7.00%, 07/15/06...........     2,070,811   2,144,180
                                                        ----------- -----------
                     TOTAL U.S. TREASURY OBLIGATIONS.     8,979,142   9,213,945
                                                        ----------- -----------
                     CORPORATE OBLIGATIONS--30.11%
                     AUTOMOBILES--0.66%
     A3      400,000 General Motors Acceptance Corp.
                     7.00%, 03/01/00.................       402,130     406,500
                                                        ----------- -----------
                     BANKING--0.60%
    AA2      350,000 JP Morgan Capital Trust II Notes
                     7.95%, 02/01/27.................       346,328     370,562
                                                        ----------- -----------
                     CHEMICALS--0.41%
    AA3      250,000 du Pont (E.I.) de Nemours & Co.
                     MTN 8.35%, 5/15/98..............       250,474     252,600
                                                        ----------- -----------
                     ENTERTAINMENT--0.30%
    BB1      180,000 Time Warner, Inc. Notes 7.95%,
                     02/01/00........................       183,427     186,075
                                                        ----------- -----------
                     INDUSTRIAL GOODS AND SERVICES--23.77%
    BB3      600,000 American Standard 10.875%,
                     5/15/99.........................       628,499     633,750
     B1      950,000 American Standard 9.875%,
                     6/1/01..........................       990,302     986,813
     B1      231,000 American Standard Step 06/01/05.       235,281     231,289
   BBB3      200,000 ARA Group 10.625%, 08/01/00.....       213,689     216,750
    BB2      820,000 ARA Group 8.50%, 06/01/03.......       859,957     854,850
     B1      300,000 Essex Group 10.00%, 05/01/03....       315,141     315,000
    AA2      750,000 Imperial Oil Ltd. 8.75%,
                     10/15/19........................       802,245     810,000
     B1      250,000 K Mart Corp. 9.80%, 06/15/98....       253,577     252,812
    BB2      481,000 La Quinta Inns, Inc. 9.25%,
                     05/15/03........................       502,996     497,835

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)--NOVEMBER 30, 1997

--------------------------------------------------------------------------------

  CREDIT   SHARES/
 RATINGS* PRINCIPAL                                        COST        VALUE
 -------- ----------                                    ----------- -----------
   BBB2   $  641,000 Occidental 11.125%, 06/01/19....   $   710,389 $   714,715
     B2      500,000 Purina 10.25%, 09/01/03.........       535,000     528,750
     B3      750,000 Ralphs Grocery Co. 11.00%,
                     06/15/05........................       856,732     853,125
    BB2      750,000 Rohr Industries 9.25%, 3/1/17...       781,037     776,250
     NR      950,000 Rowan Companies 11.875%,
                     12/01/01........................       990,572   1,007,000
    BB2      750,000 Scotts Co. 9.875%, 08/01/04.....       809,263     807,187
    BB3      750,000 US Filter Corp. 4.50%, 12/15/01.       850,790     784,688
   BBB3    1,565,000 USG Corp. Debs. 8.75%, 03/01/17.     1,621,008   1,645,206
    BB3      350,000 Valassis Inserts, Inc. Sr. Sub.
                     Notes 9.375%, 3/15/99...........       358,321     360,500
   BBB1      750,000 WMX Tech 8.125%, 02/01/98.......       752,010     752,370
    BB2      550,000 Westinghouse Electric Notes
                     9.30%, 06/07/99.................       569,757     569,937
    BB2      750,000 Westinghouse Electric Notes
                     9.40%, 01/31/01.................       798,554     801,563
    BB3      300,000 Westpoint Stevens, Inc. Sr.
                     Notes 8.75%, 12/15/01...........       312,078     309,750
                                                        ----------- -----------
                                                         14,747,198  14,710,140
                                                        ----------- -----------
                     MEDIA--0.48%
    BB3      283,000 Heritage Media Sr. Sub. Notes
                     11.00%, 10/01/02................       297,243     299,272
                                                        ----------- -----------

  CREDIT   SHARES/
 RATINGS* PRINCIPAL                                       COST        VALUE
 -------- ---------                                    ----------- -----------
                    METALS--1.30%
   BB3    $ 750,000 AK Steel Corp. 10.75%, 4/1/04...   $   810,548 $   804,375
                                                       ----------- -----------
                    OIL/GAS--1.46%
   AA1      350,000 Amoco Canada Petroleum Co. Debs.
                    7.95%, 10/1/22..................       362,616     381,938
    B1      500,000 Ferrellgas Partnership Notes
                    9.375%, 06/15/06................       520,508     522,500
                                                       ----------- -----------
                                                           883,124     904,438
                                                       ----------- -----------
                    RETAIL--0.64%
   BB2      377,000 Kroger Co. 10.00%, 05/01/99.....       392,785     396,793
                                                       ----------- -----------
                    UTILITIES--0.49%
    A2      300,000 Pacific Gas & Electric MTN,
                    9.08%, 12/15/97.................       300,106     300,375
                                                       ----------- -----------
                    TOTAL CORPORATE OBLIGATIONS.....    18,613,363  18,631,130
                                                       ----------- -----------
                    SHORT-TERM INVESTMENTS--3.01%
          1,862,379 TempCash Provident Money Market
                    Investment Fund.................     1,862,379   1,862,379
                                                       ----------- -----------
                    TOTAL INVESTMENTS--100.74% (A)..   $56,238,205  62,336,768
                                                       ===========
                    LIABILITIES, IN EXCESS OF CASH
                    AND OTHER ASSETS--(0.74%).......                  (455,726)
                                                                   -----------
                    NET ASSET VALUE--100.00%........               $61,881,042
                                                                   ===========

* See page 14 for Credit Ratings Summary.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................................... $ 7,127,256
      Unrealized depreciation......................................  (1,028,693)
                                                                    -----------
      Net unrealized appreciation.................................. $ 6,098,563
                                                                    ===========

Debs.--Debentures
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Note
Sr.--Senior Notes
Sub.--Subordinate Notes

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)--NOVEMBER 30, 1997

-------------------------------------------------------------------------------
*CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICE INC. (UNAUDITED)

 STANDARD & POOR'S MOODY'S
 ----------------- -------
        A1           P1    Instrument of the highest quality.
        AAA          Aaa   Instrument judged to be of the highest quality and
                           carrying the smallest amount of investment risk.
        AA           Aa    Instrument judged to be of high quality by all
                           standards.
         A            A    Instrument judged to be adequate by all standards.
        BBB          Baa   Instrument judged to be of modest quality by all
                           standards.
        BB           Ba    Instrument judged to have speculative elements.
         B            B    Instrument judged to lack characteristics of the
                           desirable investment.
        NR           NR    Not Rated. In the opinion of the Investment Adviser,
                            instrument judged to be of comparable investment
                            quality to rated securities which may be purchased
                            by the Fund.

  For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

  The Standards & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

  U.S. Government Issues have an assumed rating of AAA/Aaa.

                See accompanying notes to financial statements

                      [This Page Intentionally Left Blank]

IBJ FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                              RESERVE MONEY CORE FIXED  CORE EQUITY   BLENDED TOTAL
                               MARKET FUND  INCOME FUND     FUND       RETURN FUND
                              ------------- ----------- ------------  -------------
ASSETS:
Investments, at value
 (amortized cost
 $25,870,664; cost
 $30,921,418, $78,090,215,
 $56,238,205)...............   $25,870,664  $31,607,730 $107,324,475   $62,336,768
Cash........................        96,040           --           --        37,410
Interest and dividends
 receivable.................         9,087      513,714      141,194       627,821
Receivable for investment
 securities sold............            --           --           --       795,938
Unamortized organization
 cost.......................        12,474       12,474       12,474        12,474
Other assets................         3,003           --       10,317            --
                               -----------  ----------- ------------   -----------
  Total Assets..............   $25,991,268  $32,133,918 $107,488,460   $63,810,411
                               -----------  ----------- ------------   -----------
LIABILITIES:
Payable for investment
 securities purchased.......            --      250,670      443,615     1,396,609
Dividends payable...........       105,813      146,118    1,532,166       415,853
Advisory fees payable (Note
 3).........................            --       10,314       43,163        25,646
Administration fees payable
 (Note 3)...................         3,188        3,868       12,949         7,694
Fund accounting fees payable
 (Note 3)...................         3,000        3,000        3,000         3,000
Transfer agent fees payable
 (Note 3)...................         5,855        9,044        2,428         1,708
Audit fees payable..........        38,305       13,900       24,163        22,282
Legal fees payable..........        15,252       16,386       11,624        19,735
Custodian fees payable......         8,532       12,409        4,593        17,588
Other payables and accrued
 expenses...................        14,046       26,549       10,319        19,254
                               -----------  ----------- ------------   -----------
  Total Liabilities.........       193,991      492,258    2,088,020     1,929,369
                               -----------  ----------- ------------   -----------
NET ASSETS..................   $25,797,277  $31,641,660 $105,400,440   $61,881,042
                               ===========  =========== ============   ===========
NET ASSETS CONSIST OF:
Shares of capital stock,
 $0.001 par value per share
 (unlimited shares
 authorized)................   $    25,806  $     3,055 $      6,321   $     4,579
Additional paid-in capital..    25,780,024   30,744,645   60,311,272    46,377,832
Accumulated
 undistributed/(distribution
 in excess of)
 net investment income......            --      122,034     (860,711)       51,339
Accumulated net realized
 gain/(loss) on investment
 transactions...............        (8,553)      85,614   16,709,298     9,348,729
Net unrealized appreciation
 of investments.............            --      686,312   29,234,260     6,098,563
                               -----------  ----------- ------------   -----------
NET ASSETS..................   $25,797,277  $31,641,660 $105,400,440   $61,881,042
                               ===========  =========== ============   ===========
SHARES OF BENEFICIAL
INTEREST
Premium Class:
Net assets..................   $    12,932  $    13,264 $     14,530   $    13,839
                               ===========  =========== ============   ===========
Shares of beneficial
 interest outstanding.......        12,936        1,281          871         1,024
                               ===========  =========== ============   ===========
Net asset value offering and
 redemption price per share
 (Net Assets/Shares
  Outstanding)..............         $1.00       $10.35       $16.68        $13.51
                               ===========  =========== ============   ===========
Service Class:
Net assets..................   $25,784,345  $31,628,396 $105,385,910   $61,867,203
                               ===========  =========== ============   ===========
Shares of beneficial
 interest outstanding.......    25,792,975    3,053,575    6,320,118     4,578,359
                               ===========  =========== ============   ===========
Net asset value offering and
 redemption price per share
 (Net Assets/Shares
  Outstanding)..............         $1.00       $10.36       $16.67        $13.51
                               ===========  =========== ============   ===========

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                          RESERVE MONEY  CORE FIXED  CORE EQUITY  BLENDED TOTAL
                           MARKET FUND  INCOME FUND     FUND       RETURN FUND
                          ------------- ------------ -----------  -------------
Investment Income:
 Interest................  $1,557,649    $1,869,000  $    27,378   $ 1,973,375
 Dividend................      29,494        26,567    1,573,130       500,603
                           ----------    ----------  -----------   -----------
  Total Income...........   1,587,143     1,895,567    1,600,508     2,473,978
                           ----------    ----------  -----------   -----------
Expenses:
 Advisory (Note 3).......     101,221       141,947      588,328       381,947
 Administration (Note 3).      43,380        42,584      147,082        95,487
 Fund Accounting (Note
  3).....................      35,000        29,999       30,000        35,000
 Transfer Agent (Note 3).       9,465        12,198       15,874         7,424
 Audit...................      41,148        30,024       71,617        44,350
 Custody (Note 3)........      14,124        18,810       34,570        35,038
 Legal...................      16,252        19,668       37,615        31,516
 Printing................      13,561         9,656       31,556        18,564
 Miscellaneous...........      13,449        27,695       13,623        33,492
                           ----------    ----------  -----------   -----------
  Total expenses before
   waivers...............     287,600       332,581      970,265       682,818
  Less expenses waived
   (Note 3)..............    (101,221)      (28,390)     (98,055)      (63,658)
                           ----------    ----------  -----------   -----------
 Net expenses............     186,379       304,191      872,210       619,160
                           ----------    ----------  -----------   -----------
Net Investment Income....   1,400,764     1,591,376      728,298     1,854,818
                           ----------    ----------  -----------   -----------
Realized and Unrealized
Gains on Investments:
Net realized gain/(loss)
on investment
transactions.............      (1,601)      177,278   17,291,184     9,499,637
Net change in unrealized
appreciation on
investments..............          --       276,460    3,803,831    (2,647,076)
                           ----------    ----------  -----------   -----------
  Net realized and
   unrealized
   gains/(losses) on
   investments...........      (1,601)      453,738   21,095,015     6,852,561
                           ----------    ----------  -----------   -----------
Increase in Net Assets
Resulting from
Operations...............  $1,399,163    $2,045,114  $21,823,313   $ 8,707,379
                           ==========    ==========  ===========   ===========

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                 RESERVE MONEY MARKET FUND
                                            -----------------------------------
                                                 FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED
                                            NOVEMBER 30, 1997 NOVEMBER 30, 1996
                                            ----------------- -----------------
Investment Activities:
Operations:
  Net investment income...................    $  1,400,764      $   1,686,660
  Net realized gains/(losses) on
   investment transactions................          (1,601)            (4,100)
  Net change in unrealized appreciation of
   investments............................              --                 --
                                              ------------      -------------
Change in net assets resulting from
 operations...............................       1,399,163          1,682,560
                                              ------------      -------------
Dividends to Shareholders from Net
Investment Income:
  Premium Class...........................            (631)              (607)
  Service Class...........................      (1,400,133)        (1,686,053)
                                              ------------      -------------
                                                (1,400,764)        (1,686,660)
                                              ------------      -------------
Distributions to Shareholders in Excess of
Net Investment Income:
  Premium Class...........................              --                 --
  Service Class...........................              --                 --
                                              ------------      -------------
                                                        --                 --
Distributions to Shareholders from
Realized Gains on Investments:
  Premium Class...........................              --                 --
  Service Class...........................              --                 --
                                              ------------      -------------
                                                        --                 --
                                              ------------      -------------
Capital Share Transactions:
  Proceeds from shares issued.............      67,540,758        121,313,703
  Dividends reinvested....................       1,294,564          1,686,660
  Net asset value of shares redeemed......     (77,319,264)      (117,669,150)
                                              ------------      -------------
Change in net assets from capital share
 transactions.............................      (8,483,942)         5,331,213
                                              ------------      -------------
Change in net assets......................      (8,485,543)         5,327,113
Net Assets:
  Beginning of year.......................      34,282,820         28,955,707
                                              ------------      -------------
  End of year.............................    $ 25,797,277      $  34,282,820
                                              ============      =============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

            CORE FIXED                           CORE EQUITY                        BLENDED TOTAL
            INCOME FUND                             FUND                             RETURN FUND
------------------------------------ ----------------------------------- -----------------------------------
     FOR THE            FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
   YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
NOVEMBER 30, 1997  NOVEMBER 30, 1996 NOVEMBER 30, 1997 NOVEMBER 30, 1996 NOVEMBER 30, 1997 NOVEMBER 30, 1996
-----------------  ----------------- ----------------- ----------------- ----------------- -----------------


   $ 1,591,376       $  1,424,794      $    728,298      $    831,732      $  1,854,818      $  1,696,351
       177,278             30,875        17,291,184         9,863,103         9,499,637         3,067,207
       276,460           (312,253)        3,803,831         9,092,966        (2,647,076)        3,016,124
   -----------       ------------      ------------      ------------      ------------      ------------
     2,045,114          1,143,416        21,823,313        19,787,801         8,707,379         7,779,682
   -----------       ------------      ------------      ------------      ------------      ------------

          (740)              (759)             (175)             (247)             (415)             (475)
    (1,590,636)        (1,424,035)       (1,114,028)       (1,284,919)       (1,842,417)       (1,692,277)
   -----------       ------------      ------------      ------------      ------------      ------------
    (1,591,376)        (1,424,794)       (1,114,203)       (1,285,166)       (1,842,832)       (1,692,752)
   -----------       ------------      ------------      ------------      ------------      ------------

            --                 --              (135)               --                --                --
            --                 --          (860,576)               --                --                --
   -----------       ------------      ------------      ------------      ------------      ------------
            --                 --          (860,711)               --                --                --
   -----------       ------------      ------------      ------------      ------------      ------------

            --               (495)           (2,169)             (569)             (818)             (352)
            --           (954,557)      (10,445,960)       (3,054,736)       (3,160,241)       (1,173,072)
   -----------       ------------      ------------      ------------      ------------      ------------
            --           (955,052)      (10,448,129)       (3,055,305)       (3,161,059)       (1,173,424)
   -----------       ------------      ------------      ------------      ------------      ------------

     7,685,783         11,985,540        21,842,264        30,155,508         7,315,837        17,930,945
     1,445,059          2,379,846        10,890,846         4,340,471         4,588,014         2,866,176
    (5,725,457)       (12,209,266)      (30,392,972)      (42,896,015)      (17,975,911)      (12,059,346)
   -----------       ------------      ------------      ------------      ------------      ------------
     3,405,385          2,156,120         2,340,138        (8,400,036)       (6,072,060)        8,737,775
   -----------       ------------      ------------      ------------      ------------      ------------
     3,859,123            919,690        11,740,408         7,047,294        (2,368,572)       13,651,281

    27,782,537         26,862,847        93,660,032        86,612,738        64,249,614        50,598,333
   -----------       ------------      ------------      ------------      ------------      ------------
   $31,641,660       $ 27,782,537      $105,400,440      $ 93,660,032      $ 61,881,042      $ 64,249,614
   ===========       ============      ============      ============      ============      ============

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

  NOTE 1 -- ORGANIZATION. IBJ Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of four separate investment portfolios: IBJ Reserve Money Market Fund, IBJ Core Fixed Income Fund (formerly the "Bond Fund"), IBJ Core Equity Fund and IBJ Blended Total Return Fund (formerly the "Growth and Income Fund") (individually, a "Fund", and collectively, the "Funds"), each with two classes of shares known as the Premium Class and the Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. The Premium Class may be subject to a 12b-1 fee of up to 0.35% of average daily net assets and a shareholder servicing fee of up to 0.50% of average daily net assets. Currently, the 12b-1 and shareholder servicing fees are not being charged. The Service Class will not be subject to such fees.

  The investment objectives of the Reserve Money Market Fund ("Money Market Fund") are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the investment adviser to present minimal credit risks. The investment objective of the Core Fixed Income Fund ("Fixed Income Fund") is to provide a high total return (appreciation plus current income) by investing at least 65% of its total assets in bonds such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements. The objective of the Core Equity Fund ("Core Equity Fund") is to seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded, established companies. The objective of the Blended Total Return Fund ("Blended Total Return Fund") is to provide investors with long-term capital appreciation and current income for high total return by investing in a balance of equities and debt market securities.

  IBJ Schroder Bank & Trust Company ("IBJS") serves as the Funds' investment adviser. BISYS Fund Services, Limited Partnership ("BISYS"), serves as the Funds' administrator. IBJ Funds Distributor, Inc. (the "Distributor"), serves as the distributor of the Funds' shares. BISYS Fund Services, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds. BISYS, the Distributor, and BISYS Fund Services, Inc. are each a wholly-owned subsidiary of The BISYS Group, Inc.

  NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
  (a) Portfolio Valuations: The net asset value per share of the Funds is calculated as of 12:00 noon (Eastern time) for the Money Market Fund and as of 4:15 p.m. (Eastern time) for each of the non-money market funds. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Money Market Fund uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the Investment Company

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-------------------------------------------------------------------------------
  Act of 1940, as amended, and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of impact of fluctuating interest rates on the market value of the security.

  (b) Securities Transactions and Related Income: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

  (c) Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. The investment income and expense of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

  Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds are redeemed, the redemption proceeds will be reduced by the amount of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

  (d) Dividends and Distributions to Shareholders: The Money Market and Fixed Income Funds' net investment income, if any, is declared daily and paid monthly. The Core Equity Fund's net investment income, if any, is declared and paid annually. The Blended Total Return Fund's net investment income, if any, is declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex dividend date.

  The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividend and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital. Permanent book/ tax differences are primarily attributable to non-deductible organization costs. As of November 30, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                            ACCUMULATED         ACCUMULATED
                                         UNDISTRIBUTED NET  NET REALIZED GAIN/
                                         INVESTMENT INCOME (LOSS) ON INVESTMENTS
                                         ----------------- ---------------------
   Money Market Fund....................     $     --            $     82
   Fixed Income Fund....................      122,034            (122,034)
   Core Equity Fund.....................         (215)              3,142
   Blended Total Return Fund............       48,620             (56,900)

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-------------------------------------------------------------------------------

  (e) Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

  NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES. The Trust has entered into investment advisory agreements (the "Advisory Agreements") with IBJS (the "Adviser"). Pursuant to the terms of the Advisory Agreements, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of: 0.35% for the Money Market Fund; 0.50% for the Fixed Income Fund; 0.60% for the Core Equity Fund; and 0.60% for the Blended Total Return Fund. For the year ended November 30, 1997, the Adviser earned fees of $101,221, $141,947, $588,328 and
$381,947 for the Money Market Fund, the Fixed Income Fund, the Core Equity Fund and the Blended Total Return Fund, respectively. The Adviser has voluntarily waived fees of $101,221, $28,390, $98,055 and $63,658 for the Money Market Fund, the Fixed Income Fund, the Core Equity Fund and the Blended Total Return Fund, respectively. IBJS also serves as custodian for all of the Funds. For the year ended November 30, 1997, IBJS earned fees of $14,124, $18,810, $34,570 and $35,088 for the Money Market Fund, the Fixed Income Fund, the Core Equity Fund and the Blended Total Return Fund, respectively.

  BISYS provides the Trust with administrative services pursuant to an administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Trust's Board of Trustees and officers and includes the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws. BISYS assumed these functions during the year ended November 30, 1997, from Furman Selz LLC, which had previously provided these services to the Funds. Pursuant to the Administration Agreement, the Trust pays BISYS a monthly fee for its services which on an annualized basis will not exceed 0.15% of the average daily net assets of the Trust. For the year ended November 30, 1997, BISYS earned fees of $43,380, $42,584, $147,082 and $95,487 for the Money Market Fund, the Fixed Income Fund, the Core Equity Fund and the Blended Total Return Fund, respectively.

  BISYS Fund Services, Inc. provides the Funds with fund accounting and related services pursuant to a Fund Accounting Agreement with the Trust. For these services, BISYS was paid a fee of $2,500 per month per Fund plus out-of-pocket expenses. For the year ended November 30, 1997, BISYS earned fees of $35,000, $29,999, $30,000, and $35,000 for the Money Market Fund, the Fixed Income Fund, the Core Equity Fund and the Blended Total Return Fund, respectively.

  BISYS Fund Services, Inc. also serves as transfer agent for the Funds and pursuant to a Transfer Agency Agreement with the Trust, receives reimbursement of certain expenses plus a per account fee of $15 per year. For the year ended November 30, 1997, BISYS earned fees of $9,465, $12,198, $15,874 and $7,424 for the Money Market Fund, the Fixed Income Fund, the Core Equity Fund and the Blended Total Return Fund, respectively.

  The Trust has adopted a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Premium Class of Shares of each Fund of the Trust. There are no fees or expenses chargeable to the Trust under the Plan and the Trust's Board of Trustees has adopted the Plan in case certain expenses of the Trust might be considered to constitute indirect payments by the Trust of distribution expenses. The Distributor serves as the exclusive distributor of the shares of each Fund pursuant to its Distribution Agreement with the Trust.

  NOTE 4 -- SECURITIES TRANSACTIONS. For the year ended November 30, 1997, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), amounted to the following:

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-------------------------------------------------------------------------------

                                                          PURCHASES     SALES
                                                         ----------- -----------
Fixed Income Fund....................................... $59,140,307 $55,277,620
Core Equity Fund........................................  41,754,597  50,849,263
Blended Total Return Fund...............................  78,235,665  79,557,410

  The cost of securities is substantially the same for Federal income tax purposes as it is for financial reporting purposes.

  NOTE 5 -- CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                       RESERVE MONEY MARKET FUND
                          ------------------------------------------------------
                                 YEAR ENDED                  YEAR ENDED
                             NOVEMBER 30, 1997           NOVEMBER 30, 1996
                          -------------------------  ---------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                          -----------  ------------  ------------  -------------
PREMIUM CLASS
Issued..................            0  $          0             0  $           0
Reinvested..............          576           576           607            607
Redeemed................       (1,309)       (1,309)          (62)           (62)
                          -----------  ------------  ------------  -------------
Net increase (decrease).         (733) $       (733)          545  $         545
                          ===========  ============  ============  =============
SERVICE CLASS
Issued..................   67,540,758  $ 67,540,758   121,313,703  $ 121,313,703
Reinvested..............    1,293,988     1,293,988     1,686,053      1,686,053
Redeemed................  (77,317,955)  (77,317,955) (117,669,088)  (117,669,088)
                          -----------  ------------  ------------  -------------
Net increase (decrease).   (8,483,209) $ (8,483,209)    5,330,668  $   5,330,668
                          ===========  ============  ============  =============
                                        CORE FIXED INCOME FUND
                          ------------------------------------------------------
                                 YEAR ENDED                  YEAR ENDED
                             NOVEMBER 30, 1997           NOVEMBER 30, 1996
                          -------------------------  ---------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                          -----------  ------------  ------------  -------------
PREMIUM CLASS
Issued..................            6  $         65             0  $           0
Reinvested..............           60           610           123          1,254
Redeemed................         (217)       (2,175)           (6)           (64)
                          -----------  ------------  ------------  -------------
Net increase (decrease).         (151) $     (1,500)          117  $       1,190
                          ===========  ============  ============  =============
SERVICE CLASS
Issued..................      761,972  $  7,685,718     1,192,811  $  11,985,540
Reinvested..............      142,902     1,444,449       233,352      2,378,592
Redeemed................     (567,761)   (5,723,282)   (1,215,032)   (12,209,202)
                          -----------  ------------  ------------  -------------
Net increase (decrease).      337,113  $  3,406,885       211,131  $   2,154,930
                          ===========  ============  ============  =============

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-------------------------------------------------------------------------------

                                            CORE EQUITY FUND
                             --------------------------------------------------
                                   YEAR ENDED                YEAR ENDED
                                NOVEMBER 30, 1997         NOVEMBER 30, 1996
                             ------------------------  ------------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
                             ----------  ------------  ----------  ------------
PREMIUM CLASS
Issued......................          0  $          0           0  $          0
Reinvested..................        163         2,268          64           816
Redeemed....................       (606)       (8,910)         (6)          (92)
                             ----------  ------------  ----------  ------------
Net increase (decrease).....       (443) $     (6,642)         58  $        724
                             ==========  ============  ==========  ============
SERVICE CLASS
Issued......................  1,466,620  $ 21,842,264   2,227,903  $ 30,155,508
Reinvested..................    775,133    10,888,578     344,448     4,339,655
Redeemed.................... (2,013,025)  (30,384,062) (3,156,251)  (42,895,923)
                             ----------  ------------  ----------  ------------
Net increase (decrease).....    228,728  $  2,346,780    (583,900) $ (8,400,760)
                             ==========  ============  ==========  ============

                                        BLENDED TOTAL RETURN FUND
                             --------------------------------------------------
                                   YEAR ENDED                YEAR ENDED
                                NOVEMBER 30, 1997         NOVEMBER 30, 1996
                             ------------------------  ------------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
                             ----------  ------------  ----------  ------------
PREMIUM CLASS
Issued......................          0  $          0           0  $          0
Reinvested..................         91         1,139          69           827
Redeemed....................       (417)       (5,226)         (6)          (79)
                             ----------  ------------  ----------  ------------
Net increase (decrease).....       (326) $     (4,087)         63  $        748
                             ==========  ============  ==========  ============
SERVICE CLASS
Issued......................    576,525  $  7,315,837   1,505,811  $ 17,930,945
Reinvested..................    367,212     4,586,875     240,640     2,865,349
Redeemed.................... (1,398,339)  (17,970,685) (1,005,584)  (12,059,267)
                             ----------  ------------  ----------  ------------
Net increase (decrease).....   (454,602) $ (6,067,973)    740,867  $  8,737,027
                             ==========  ============  ==========  ============

  NOTE 6 -- SUBSEQUENT EVENTS. The Trust has consummated an agreement effective March 1, 1998 with First Data Investor Services Group, Inc. ("FDC") whereby services currently provided to the Trust by BISYS will be provided to the Trust by FDC and certain of its affiliates under new Administrative Services, Transfer Agency, Distribution and Fund Accounting Agreements between the Trust and FDC.

  NOTE 7 -- FEDERAL INCOME TAX INFORMATION (UNAUDITED). During the year ended November 30, 1997, the following Funds declared long-term capital distributions in the following amounts:

Core Equity Fund..................................................... $1,891,391
Blended Total Return Fund............................................ $  682,919

  For corporate shareholders, 8.07% of the total ordinary income distributions paid during the fiscal year ended November 30, 1997 for the Blended Total Return Fund qualifies for the corporate dividends received deduction.

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

  At November 30, 1997, the Money Market Fund had the following capital loss carryovers:

                   CAPITAL LOSS EXPIRATION
                    CARRYOVER      DATE
                   ------------ ----------
Money Market Fund     $2,781       2003
                       4,512       2004
                       1,260       2005
                      ------
                      $8,553
                      ======

  To the extent that these loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the year, the Fixed Income Fund utilized all of its available capital loss carryover, amounting to $45,930, to offset realized capital gains for federal income tax purposes.

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                          RESERVE MONEY MARKET FUND
                          --------------------------------------------------------------------
                               FOR THE               FOR THE             FOR THE PERIOD
                             YEAR ENDED            YEAR ENDED         FEBRUARY 1, 1995* TO
                          NOVEMBER 30, 1997     NOVEMBER 30, 1996       NOVEMBER 30, 1995
                          --------------------  --------------------  ------------------------
                          PREMIUM    SERVICE    PREMIUM    SERVICE     PREMIUM       SERVICE
                           CLASS      CLASS      CLASS      CLASS       CLASS         CLASS
                          --------   ---------  --------   ---------  ----------    ----------
Net Asset Value,
Beginning of Period.....    $ 1.00      $ 1.00    $ 1.00      $ 1.00     $ 1.00         $ 1.00
                          --------   ---------  --------   ---------  ---------     ----------
Income from Investment
Operations:
 Net investment income..      0.05        0.05      0.05        0.05       0.04           0.04
                          --------   ---------  --------   ---------  ---------     ----------
 Total income from
 investment operations..      0.05        0.05      0.05        0.05       0.04           0.04
                          --------   ---------  --------   ---------  ---------     ----------
Less Dividents from:
 Net investment income..     (0.05)      (0.05)    (0.05)      (0.05)     (0.04)         (0.04)
                          --------   ---------  --------   ---------  ---------     ----------
Net Asset Value, End of
Period..................    $ 1.00      $ 1.00    $ 1.00      $ 1.00     $ 1.00         $ 1.00
                          ========   =========  ========   =========  =========     ==========
Total Return (a)........      4.96%       4.96%     4.88%       4.88%      4.55%          4.55%
Ratios/Supplemental
Data:
Net Assets at end of
year (in thousands).....       $13     $25,784       $14     $34,269        $13        $28,943
Ratios to average net
assets:
 Expenses before
 waivers+...............      0.99%       0.99%     0.95%       0.95%      0.92%**        0.92%**
 Expenses net of
 waivers................      0.64%       0.64%     0.65%       0.65%      0.64%**        0.64%**
 Net investment income
 (net of waivers).......      4.84%       4.84%     4.82%       4.82%      5.40%**        5.40%**

-----------
*Commencement of operations.
**Annualized.
 + During the period, certain fees were voluntarily reduced and/or reimbursed.
   If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.



                 See accompanying notes to financial statements

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                           CORE FIXED INCOME FUND
                          --------------------------------------------------------------------
                               FOR THE               FOR THE             FOR THE PERIOD
                             YEAR ENDED            YEAR ENDED         FEBRUARY 1, 1995* TO
                          NOVEMBER 30, 1997     NOVEMBER 30, 1996       NOVEMBER 30, 1995
                          --------------------  --------------------  ------------------------
                          PREMIUM    SERVICE    PREMIUM    SERVICE     PREMIUM       SERVICE
                           CLASS      CLASS      CLASS      CLASS       CLASS         CLASS
                          --------   ---------  --------   ---------  ----------    ----------
Net Asset Value,
Beginning of Period.....    $10.22      $10.22    $10.72      $10.72     $10.00         $10.00
                          --------   ---------  --------   ---------  ---------     ----------
Income from Investment
Operations:
 Net investment income..      0.57        0.57      0.54        0.54       0.48           0.48
 Net realized and
 unrealized gains
 (losses) on investment
 transactions...........      0.13        0.14     (0.12)      (0.12)      0.72           0.72
                          --------   ---------  --------   ---------  ---------     ----------
 Total income from
 investment operations..      0.70        0.71      0.42        0.42       1.20           1.20
                          --------   ---------  --------   ---------  ---------     ----------
Less Dividends from:
 Net investment income..     (0.57)      (0.57)    (0.54)      (0.54)     (0.48)         (0.48)
 Realized gains.........      0.00        0.00     (0.38)      (0.38)      0.00           0.00
                          --------   ---------  --------   ---------  ---------     ----------
 Net change in net asset
 value per share........      0.13        0.14     (0.50)      (0.50)     (0.48)         (0.48)
                          --------   ---------  --------   ---------  ---------     ----------
Net Asset Value, End of
Period..................    $10.35      $10.36    $10.22      $10.22     $10.72         $10.72
                          ========   =========  ========   =========  =========     ==========
Total Return (a)........      7.20%       7.20%     4.25%       4.25%     12.28%         12.28%
Ratios/Supplemental
Data:
Net Assets at End of
Year (in thousands).....       $13     $31,628       $15     $27,768        $14        $26,849
Ratios to average net
assets:
 Expenses before
 waivers+...............      1.17%       1.17%     1.22%       1.22%      1.22%**        1.22%**
 Expenses net of
 waivers................      1.07%       1.07%     1.12%       1.12%      1.12%**        1.12%**
 Net investment income..      5.61%       5.61%     5.07%       5.07%      5.59%**        5.59%**
Portfolio Turnover Rate
(b).....................       210%        210%      160%        160%       297%           297%

-----------
*Commencement of operations.
**Annualized.
 + During the period, certain fees were voluntarily reduced and/or reimbursed.
   If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                 See accompanying notes to financial statements

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                CORE EQUITY FUND
                           --------------------------------------------------------------------
                                FOR THE                 FOR THE           FOR THE PERIOD
                               YEAR ENDED             YEAR ENDED       FEBRUARY 1, 1995* TO
                           NOVEMBER 30, 1997       NOVEMBER 30, 1996     NOVEMBER 30, 1995
                           -------------------     ------------------  ------------------------
                           PREMIUM    SERVICE      PREMIUM   SERVICE    PREMIUM       SERVICE
                            CLASS      CLASS        CLASS     CLASS      CLASS         CLASS
                           --------  ---------     --------  --------  ----------    ----------
Net Asset Value,
Beginning of Period......    $15.37     $15.37       $12.97    $12.97     $10.00         $10.00
                           --------  ---------     --------  --------  ---------     ----------
Income from Investment
Operations:
 Net investment income...      0.35       0.35         0.14      0.14       0.13           0.13
 Net realized and
 unrealized gains on
 investment transactions.      3.04       3.03         2.90      2.90       2.84           2.84
                           --------  ---------     --------  --------  ---------     ----------
 Total income from
 investment operations...      3.39       3.38         3.04      3.04       2.97           2.97
                           --------  ---------     --------  --------  ---------     ----------
Less Distributions from:
 Net investment income...      (.31)      (.31)       (0.19)    (0.19)      0.00           0.00
 In excess of net
 investment income.......      (.24)      (.24)          --        --         --             --
 Realized gains..........     (1.53)     (1.53)       (0.45)    (0.45)      0.00           0.00
                           --------  ---------     --------  --------  ---------     ----------
 Net change in net asset
 value per share.........      1.31       1.30         2.40      2.40       0.00           0.00
                           --------  ---------     --------  --------  ---------     ----------
Net Asset Value, End of
Period...................    $16.68     $16.67       $15.37    $15.37     $12.97         $12.97
                           ========  =========     ========  ========  =========     ==========
Total Return (a).........     24.68%       24.68%     24.61%    24.61%     29.70%         29.70%
Ratios/Supplemental Data:
Net Assets at End of Year
(in thousands)...........       $15   $105,386          $20   $93,640        $16        $86,596
Ratios to average net
assets:
 Expenses before
 waivers+................      0.99%        0.99%      0.99%     0.99%      1.09%**        1.09%**
 Expenses net of waivers.      0.89%        0.89%      0.89%     0.89%      0.89%**        0.89%**
 Net investment income...      0.74%        0.74%      0.93%     0.93%      1.30%**        1.29%**
Portfolio Turnover Rate
(b)......................        44%          44%        27%       27%        37%            37%
Average Commission Rate
Paid (c).................   $0.0701     $0.0701     $0.0776   $0.0776

-----------
*Commencement of operations.
**Annualized.
+ During the period, certain fees were voluntarily reduced and/or reimbursed.
  If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(c) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                 See accompanying notes to financial statements

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                          BLENDED TOTAL RETURN FUND
                          ----------------------------------------------------------------
                               FOR THE             FOR THE           FOR THE PERIOD
                             YEAR ENDED          YEAR ENDED       FEBRUARY 1, 1995* TO
                          NOVEMBER 30, 1997   NOVEMBER 30, 1996     NOVEMBER 30, 1995
                          ------------------  ------------------  ------------------------
                          PREMIUM   SERVICE   PREMIUM   SERVICE    PREMIUM       SERVICE
                           CLASS     CLASS     CLASS     CLASS      CLASS         CLASS
                          --------  --------  --------  --------  ----------    ----------
Net Asset Value,
Beginning of Period.....    $12.76    $12.76    $11.78    $11.79     $10.00         $10.00
                          --------  --------  --------  --------  ---------     ----------
Income from Investment
Operations:
 Net investment income..      0.50      0.50      0.34      0.34       0.27           0.31
 Net realized and
 unrealized gains on
 investment
 transactions...........      1.27      1.27      1.26      1.26       1.79           1.79
                          --------  --------  --------  --------  ---------     ----------
 Total income from
 Investment Operations..      1.77      1.77      1.60      1.60       2.06           2.10
                          --------  --------  --------  --------  ---------     ----------
Less Dividends from:
 Net investment income..     (0.50)    (0.50)    (0.35)    (0.36)     (0.28)         (0.31)
 Realized gains.........     (0.52)    (0.52)    (0.27)    (0.27)      0.00           0.00
                          --------  --------  --------  --------  ---------     ----------
 Net change in net asset
 value per share........      0.75      0.75      0.98      0.97       1.78           1.79
                          --------  --------  --------  --------  ---------     ----------
Net Asset Value, End of
Period..................    $13.51    $13.51    $12.76    $12.76     $11.78         $11.79
                          ========  ========  ========  ========  =========     ==========
Total Return (a)........     14.69%    14.69%    14.08%    14.08%     20.72%         20.82%
Ratios/Supplemental
Data:
Net Assets at End of
Year (in thousands).....       $14   $61,867       $17   $64,232        $15        $50,583
Ratios to average net
assets:
 Expenses before
 waivers+...............      1.07%     1.07%     1.09%     1.09%      1.14%**        1.15%**
 Expenses net of
 waivers................      0.97%     0.97%     0.99%     0.99%      1.04%**        1.05%**
 Net investment income..      2.91%     2.91%     2.98%     2.98%      3.04%**        3.04%**
Portfolio Turnover Rate
(b).....................       138%      138%       77%       77%        78%            78%
Average Commission Rate
Paid (c)................   $0.0731   $0.0731   $0.0789   $0.0789       $ --           $ --

-----------
*Commencement of operations.
**Annualized.
+ During the period, certain fees were voluntarily reduced and/or reimbursed.
  If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(c) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                 See accompanying notes to financial statements

REPORT OF INDEPENDENT ACCOUNTANTS

-------------------------------------------------------------------------------
To the Shareholders and Trustees of IBJ Funds Trust

  We have audited the accompanying statements of assets and liabilities of the IBJ Funds Trust (comprising, respectively, the IBJ Reserve Money Market Fund, IBJ Core Fixed Income Fund (formerly the IBJ Bond Fund), IBJ Core Equity Fund, and IBJ Blended Total Return Fund (formerly the IBJ Growth and Income Fund)), including the schedules of portfolio investments, as of November 30, 1997, and the related statements of operations for the year ended November 30, 1997, statements of changes in net assets for the two years ended November 30, 1997 and 1996, and the financial highlights for the two years ended November 30, 1997 and 1996 and for the period February 1, 1995 (commencement of operations) to November 30, 1995. These financial statements and financial highlights are the responsibility of IBJ Funds Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers or other auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds comprising IBJ Funds Trust as of November 30, 1997, and the results of their operations and the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

COOPERS & LYBRAND, L.L.P.

Columbus, Ohio
January 19, 1998

IBJ FUNDS TRUST



BOARD OF TRUSTEES

George H. Stewart                            Stephen V.R. Goodhue
 Chairman                                     Trustee


Edward F. Ryan                               Robert H. Dunker
 Trustee                                      Trustee
--------------------------------------------------------------------------------

OFFICERS

W. Anthony Turner
 President

Charles L. Booth
 Vice President

Georgette L. Horton
 Vice President

Martin R. Dean
 Treasurer

Ellen Stoutamire
 Secretary

Amy Ward Kaup
 Assistant Secretary

Bruce Treff
 Assistant Secretary

Alaina Metz
 Assistant Secretary

IBJ FUNDS TRUST

Investment Advisor
IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004

Administrator
BISYS Fund Services Limited Partnership
3435 Stelzer Rd.
Columbus, Ohio 43219

Distributor
IBJ Funds Distributor, Inc.
3435 Stelzer Rd.
Columbus, Ohio 43219

Custodian
IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004

Counsel
Baker & McKenzie
805 Third Avenue
New York, New York 10022

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad St.
Columbus, Ohio 43215

This report is for the information
of the shareholders of IBJ Funds
Trust. Its use in connection with
any offering of the Trust's shares
is authorized only in case of a
concurrent or prior delivery of the
Trust's current prospectus.

                        -------------------------------
                                IBJ FUNDS TRUST
                        -------------------------------


                         IBJ RESERVE MONEY MARKET FUND
                           IBJ CORE FIXED INCOME FUND
                              IBJ CORE EQUITY FUND
                         IBJ BLENDED TOTAL RETURN FUND

                                 ANNUAL REPORT
                      -----------------------------------
                               NOVEMBER 30, 1997
                      -----------------------------------

These funds are not insured by IBJ
Schroder Bank & Trust Company, the
FDIC, or any other insurer, and they
may lose value.